Fees Summary	Apr. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,719,313.4
Total Fee Amount	263.23
Total Offset Amount	0	[1]
Net Fee	$ 263.23

[1]	The Registrant does not have any fee offsets.